SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION [abstract]
Schedule of Segmented Information

	Year ended December 31, 2022
	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Revenues from external customers	$212,092	$193,541	$-	$173,527	$102,331	$-	$681,491
Cost of sales before depreciation and depletion	(111,625)	(106,953)	-	(91,312)	(53,358)	-	(363,248)
Depreciation and depletion in cost of sales	(54,644)	(64,893)	-	(37,776)	(14,134)	-	(171,447)
General and administration	(8,698)	(2,101)	(366)	(8,150)	(4,478)	(37,663)	(61,456)
Impairment of mineral properties, plant and equipment	(70,156)	(103,457)	-	(9,229)	-	-	(182,842)
Other (expenses) income	(3,239)	2,570	(1,175)	(5,026)	(208)	(8,972)	(16,050)
Finance items	(1,695)	(760)	(360)	(660)	(1,167)	(6,915)	(11,557)
Segment income (loss) before taxes	(37,965)	(82,053)	(1,901)	21,374	28,986	(53,550)	(125,109)
Income taxes	(3,529)	13,056	405	(4,855)	(8,915)	(6,959)	(10,797)
Segment income (loss) after taxes	$(41,494)	$(68,997)	$(1,496)	$16,519	$20,071	$(60,509)	$(135,906)

	Year ended December 31, 2021
	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Revenues from external customers	$178,999	$101,256	$-	$216,054	$103,544	$-	$599,853
Cost of sales before depreciation and depletion	(79,224)	(51,839)	-	(90,499)	(51,737)	-	(273,299)
Depreciation and depletion in cost of sales	(43,665)	(28,973)	-	(32,257)	(16,182)	-	(121,077)
General and administration	(5,793)	(953)	-	(10,007)	(4,127)	(24,480)	(45,360)
Other (expenses) income	(5,069)	(2,536)	(472)	(15,793)	632	-	(23,238)
Finance items	(972)	(2,664)	(96)	(882)	(5,034)	(20,051)	(29,699)
Segment income (loss) before taxes	44,276	14,291	(568)	66,616	27,096	(44,531)	107,180
Income taxes	(3,242)	(2,749)	(499)	(23,586)	(9,415)	(8,290)	(47,781)
Segment income (loss) after taxes	$41,034	$11,542	$(1,067)	$43,030	$17,681	$(52,821)	$59,399

As at December 31, 2022	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Total assets	$499,937	$182,621	$833,179	$187,898	$142,385	$30,204	$1,876,224
Total liabilities	$44,152	$47,122	$173,082	$30,381	$49,143	$243,648	$587,528
Capital expenditures[1]	$23,048	$54,137	$118,644	$24,397	$19,610	$2,047	$241,884
[1] Capital expenditures are on an accrual basis for the year ended December 31, 2022

As at December 31, 2021	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Total assets	$613,584	$249,153	$760,220	$239,448	$128,012	$31,505	$2,021,922
Total liabilities	$51,544	$67,229	$186,981	$48,094	$54,863	$183,641	$592,352
Capital expenditures[1]	$40,845	$22,856	$56,614	$26,962	$24,848	$-	$172,125
[1] Capital expenditures are on an accrual basis for the year ended December 31, 2021